Significant Accounting Policies (Detail) (USD $)	3 Months Ended										12 Months Ended
	Mar. 01, 2015 Segment Customer	Nov. 30, 2014 Segment Customer		Aug. 24, 2014	May 25, 2014	Feb. 23, 2014	Nov. 24, 2013	Aug. 25, 2013	May 26, 2013	Feb. 24, 2013	Nov. 30, 2014 Segment Customer	Nov. 24, 2013	Nov. 25, 2012
Accounting Policies [Abstract]
Number of geographical regions	3	3									3
Number of weeks in a quarter	P13W	P14W				P13W					P14W	P13W
Number of weeks in a year											P53W	P52W	P52W
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	$ 58,105,000	$ (1,037,000)	[1]	$ 72,336,000	$ 16,545,000	$ 66,010,000	$ 25,492,000	$ 76,522,000	$ 65,349,000	$ 155,250,000	$ 153,854,000	$ 322,613,000	$ 195,881,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	38,283,000	(6,103,000)	[1]	49,800,000	10,989,000	49,623,000	16,607,000	56,445,000	48,209,000	106,875,000	104,309,000	228,136,000	140,959,000
Income tax expense (benefit)	19,822,000	5,066,000	[1]	22,536,000	5,556,000	16,387,000	8,885,000	20,077,000	17,140,000	48,375,000	49,545,000	94,477,000	54,922,000
Minority interest (percent)		16.40%									16.40%
Number of largest customers		10									10
Portion of net sales to ten largest customers (percent)											31.00%	31.00%	32.00%
Advertising Expense											272,800,000	274,000,000	260,400,000
Distribution costs											168,700,000	171,700,000	186,700,000
Duty accruals adjustment [Member]
Accounting Policies [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest		(4,000,000)									(1,300,000)
Out-of-period adjustment [Member]
Accounting Policies [Abstract]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		(6,000,000)									(6,900,000)
Tax expense adjustment [Member]
Accounting Policies [Abstract]
Income tax expense (benefit)											$ 5,600,000

[1]	Includes certain out-of-period adjustments, which decreased income before income taxes and net income by approximately $4.0 million and $6.0 million, respectively. For additional information see Note 1.